Summary of Assets Acquired and Liabilities Assumed Adjusted to Reflect Purchase Price Allocation as of Date of Acquisition as well as Fair Value at Acquisition Date of Noncontrolling Interest (Detail) (Komatsu Australia Corporate Finance PTY Ltd, JPY ¥)
May 31, 2009
Komatsu Australia Corporate Finance PTY Ltd
Consideration
Cash and cash equivalents	¥ 1,684,000,000
Fair value of total consideration transferred	1,684,000,000
Fair value of Komatsu's equity interest in KACF held before the business combination	696,000,000
Business Combination, Consideration Transferred, Including Equity Interest in Acquiree Held Prior to Combination	2,380,000,000
Recognized amounts of identifiable assets and liabilities assumed
Current assets	34,478,000,000
Property, plant and equipment	15,692,000,000
Intangible assets	2,000,000
Other assets	232,000,000
Total assets acquired	50,404,000,000
Current liabilities	(33,174,000,000)
Long-term liabilities	(13,999,000,000)
Total liabilities assumed	(47,173,000,000)
Net assets acquired	3,231,000,000
Noncontrolling interest	(1,587,000,000)
Goodwill	736,000,000
Business Combination, Recognized Identifiable Assets Acquired, Goodwill, and Liabilities Assumed, Less Noncontrolling Interest, Total	¥ 2,380,000,000